8. Net finance income (expense) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net Finance Income
Finance income		$ 108	$ 332	$ 282	$ 589
Income from investments and marketable securities (Government Bonds)		52	114	119	239
Discount and premium on repurchase of debt securities			1	1	3
Gains from signed agreements (electric sector)			80		80
Other income, net		56	137	162	267
Finance expenses		(1,134)	(1,591)	(2,756)	(3,368)
Interest on finance debt		(846)	(1,233)	(1,854)	(2,547)
Unwinding of discount on lease liabilities		(310)	(452)	(652)	(785)
Discount and premium on repurchase of debt securities		(2)	(1)	(262)	(185)
Capitalized borrowing costs		215	347	494	693
Unwinding of discount on the provision for decommissioning costs		(160)	(202)	(352)	(411)
Other finance expenses and income, net		(31)	(50)	(130)	(133)
Foreign exchange gains (losses) and indexation charges		(1,231)	(928)	(4,334)	(1,643)
Foreign exchange gains (losses)	[1]	(2,009)	(202)	(3,776)	(221)
Reclassification of hedge accounting to the Statement of Income	[1]	(1,043)	(739)	(2,443)	(1,494)
Pis and Cofins inflation indexation charges - exclusion of ICMS (VAT tax) from the basis of calculation		1,780		1,780
Other foreign exchange gains (losses) and indexation charges, net		41	13	105	72
Total		$ (2,257)	$ (2,187)	$ (6,808)	$ (4,422)

[1]	For more information, see note 30.2.